5. Bank Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Major classes of bank premises and equipment
	2018	2017

Buildings and improvements	$10,555,868	$11,148,715
Land and land improvements	2,586,373	2,433,971
Furniture and equipment	6,460,625	6,127,897
Leasehold improvements	1,155,284	1,155,284
Capital lease	991,014	991,014
Other prepaid assets	55,406	0
	21,804,570	21,856,881
Less accumulated depreciation and amortization	(12,091,115)	(11,512,704)
	$9,713,455	$10,344,177

Minimum future rental payments
2019	$238,687
2020	219,044
2021	131,517
2022	100,582
2023	103,097
Subsequent to 2023	198,275
$991,202

Future minimum lease payments for capital leases
2019	$141,460
2020	110,460
2021	39,117
Total minimum lease payments	291,037
Less amount representing interest	(24,290)
Present value of net minimum lease payments	$266,747